Stockholders' Equity - Components of Share-based Compensation Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock based compensation expense
Stock based compensation expense, Pretax charges	$ 9	$ 3	$ 16	$ 9	$ 23	$ 22	$ 29
Stock based compensation expense, Net-of-Tax Amount					16	14	25
Unrecognized compensation expense	45		$ 45		$ 25
Weighted average period for recognition (in years)			1 year 9 months		1 year 7 months
Unrecognized compensation forfeited rate			4.30%		6.50%
Employee stock purchase plan and stock options
Stock based compensation expense
Stock based compensation expense, Pretax charges	1	1	$ 3	2
Restricted stock and performance awards
Stock based compensation expense
Stock based compensation expense, Pretax charges	$ 8	$ 2	$ 13	$ 7
Restricted shares
Stock based compensation expense
Stock based compensation expense, Pretax charges					$ 19	19	26
Stock based compensation expense, Net-of-Tax Amount					13	12	23
Employee stock purchase plan and stock options
Stock based compensation expense
Stock based compensation expense, Pretax charges					4	3	3
Stock based compensation expense, Net-of-Tax Amount					$ 3	$ 2	$ 2